33. Net financial expense (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SummaryOfNetFinancialExpenseLineItems [Line Items]
Financial income		$ 671,783	$ 453,804	$ 384,593
Financial expenses		(4,976,719)	(2,570,256)	(2,589,227)
Other financial expense		(1,965,320)	(168,468)	(87,303)
Net financial expense		(6,270,256)	(2,284,920)	(2,291,937)
Commercial interest
SummaryOfNetFinancialExpenseLineItems [Line Items]
Financial income		273,457	177,655	262,536
Financial expenses		(2,958,366)	(1,716,843)	(2,028,136)
Financial interest
SummaryOfNetFinancialExpenseLineItems [Line Items]
Financial income		398,326	276,149	122,057
Interest and other
SummaryOfNetFinancialExpenseLineItems [Line Items]
Financial expenses		(1,987,092)	(819,377)	(535,721)
Fiscal interest
SummaryOfNetFinancialExpenseLineItems [Line Items]
Financial expenses		(22,752)	(31,153)	(18,762)
Bank fees and expenses
SummaryOfNetFinancialExpenseLineItems [Line Items]
Financial expenses		(8,509)	(2,883)	(6,608)
Exchange differences
SummaryOfNetFinancialExpenseLineItems [Line Items]
Other financial expense		(2,629,966)	(564,056)	(911,819)
Adjustment to present value of receivables
SummaryOfNetFinancialExpenseLineItems [Line Items]
Other financial expense		(327)	(431)	5,749
Changes in fair value of financial assets
SummaryOfNetFinancialExpenseLineItems [Line Items]
Other financial expense	[1]	746,532	474,896	891,773
Net gain from the repurchase of Corporate Notes
SummaryOfNetFinancialExpenseLineItems [Line Items]
Other financial expense		4,539	0	90
Other financial expense
SummaryOfNetFinancialExpenseLineItems [Line Items]
Other financial expense		$ (86,098)	$ (78,877)	$ (73,096)

[1]	Includes changes in the fair value of financial assets on cash equivalents as of December 31, 2018, 2017 and 2016 for $ 43.4 million, $ 37.3 million and $ 39.6 million, respectively.